Significant Events - Additional Information (Detail) $ / shares in Units, CLF in Millions							6 Months Ended	12 Months Ended
	Jan. 19, 2023 director shares	Jan. 18, 2023 director	Jul. 14, 2022 shares	Mar. 25, 2022 USD ($) shares	Mar. 24, 2022 CLP ($) director $ / shares shares	Feb. 22, 2022 USD ($)	Jun. 30, 2020 CLP ($)	Dec. 31, 2022 CLP ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CLP ($) shares	Dec. 31, 2021 CLP ($) $ / shares shares	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2020 CLF shares	Dec. 31, 2019 CLP ($) shares	Sep. 30, 2022 CLP ($)	Jun. 01, 2022 USD ($)	Nov. 30, 2021	Nov. 05, 2019
Disclosure of subsidiaries [line items]
Equity								$ 2,687,951,000,000		$ 2,687,951,000,000	$ 2,688,131,000,000	$ 1,862,826,000,000
Number of share outstanding | shares								973,517,871,202		973,517,871,202	973,517,871,202	512,406,760,091		512,406,760,091
Loss for the period								$ (443,288,000,000)			$ (273,410,000,000)	$ 808,784,000,000
Increase bank equity amount										$ (65,000,000)
Proceeds from issue of ordinary shares											$ 825,305,000,000
Share price offered | $ / shares											$ 1.80
Percentage of dividend on profit					30.00%			30.00%	30.00%		30.00%
Loans and advances to customers								$ 25,711,811,000,000		$ 25,711,811,000,000	$ 23,795,548,000,000
Distribution of dividends					$ 83,341,869,534						$ 83,342,000,000
Dividend per share | $ / shares					$ 0.0856089775						$ 0.08561
Percentage of profit to be retained					70.00%
Number of ordinary shares subscribed and paid | shares					973,517,871,202
Impairments							$ 694,936,000,000							$ 651,825,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill							(808,847,000,000)
Impact of Goodwill Impairment Attributable to Non Controlling Interest							10,238,000,000
Impact of Goodwill Impairment Attributable to Parent							720,951,000,000
Number of regular directors | director	7	11			11
Number of alternate directors | director	1	2			2
Reverse stock split ratio	4,500
Sale of own shares | shares	10,000							0	0		0	0	0
Number of additional supporting shares issuable | shares	216,337,305
Operadora de Tarjetas de Crdito Nexus S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of shares sold																	100.00%
Nexus S.A [member]
Disclosure of subsidiaries [line items]
Equity											$ 8,310,000,000
Proportion of ownership interest in associate											14.8148%
Chile [member]
Disclosure of subsidiaries [line items]
Impairments							448,273,000,000							412,356,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill							(448,273,000,000)
Colombia [member]
Disclosure of subsidiaries [line items]
Impairments							246,663,000,000							$ 239,469,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill							$ (360,574,000,000)						CLF 113,911
Itau Corbanca Colombia
Disclosure of subsidiaries [line items]
Increase (decrease) in ownership interest						99.4617%
MCC S.A. Corredores de Bolsa [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired								100.00%		100.00%
Transaction price																$ 30,727,453
Amount of shares acquired									$ 30,727,453
Itau Unibanco Holding S A [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			65.62%
Number of shares acquired | shares			94,077,808,763
Itau Corbanca Colombia
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						12.36%
Amount of shares acquired						$ 414,142,063.65
Increase (decrease) in ownership interest				99.99%		99.4617%
Direct interest owned				94.99%		94.99%
Itau Corbanca Colombia | ITA CORPBANCA
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						7.89%
Itau Corbanca Colombia | Itau Holding Colombia S.A.S. [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						4.47%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				20.00%														20.00%
Number of shares acquired | shares				4,800
Amount of shares acquired				$ 3,188,323
Increase (decrease) in ownership interest								100.00%	100.00%
Direct interest owned								100.00%	100.00%
Ita Corredor de Seguros Colombia S.A [Member] | ITA CORPBANCA
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				15.00%
Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired | shares				3,600
Itau Corredores de Seguros Colombia S.A. [member] | Itau Holding Colombia S.A.S. [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				5.00%
Number of shares acquired | shares				1,200
Minsait Payments Systems Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired															100.00%
Transaction price															$ 8,900,682,219